Property, plant and equipment	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of December 31, 2023	Increases	Decreases	Other movements & transfer.	Currency translation	As of June 30, 2024
Fixtures, fittings and installations	3,321	—	—	—	—	3,321
Right of use – Buildings	8,798	124	—	—	—	8,923
Technical equipment	2,327	68	—	—	—	2,395
Office and IT equipment	1,043	114	—	—	1	1,159
Transport equipment	34	—	(35)	—	1	—
Right of use – Transport equipment	—	—	—	—	—	—
Tangible assets in progress	44	124	—	—	—	168
Prepayments on tangible assets	144	10	—	—	—	155
Gross book value of tangible assets	15,712	441	(35)	—	2	16,119
Fixtures, fittings and installations	(2,274)	(155)	—	—	—	(2,428)
Right of use – Buildings	(4,448)	(497)	—	—	—	(4,945)
Technical equipment	(1,750)	(97)	—	—	—	(1,847)
Office and IT equipment	(955)	(36)	—	—	(1)	(992)
Transport equipment	(34)	—	35	—	(1)	—
Right of use – Transport equipment	—	—	—	—	—	—
Accumulated depreciation of tangible assets(1)	(9,461)	(785)	35	—	(2)	(10,212)
Net book value of tangible assets	6,251	(344)	—	—	—	5,907
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses
No impairment losses were recognized in application of IAS 36 - Impairment of Assets in the period presented.

The increase in fixed assets is mainly due to rental contracts following annual rent increases as well as fixed assets in progress, office and IT equipment at Nanobiotix SA.